Disclosures on Financial Instruments - Summary of Amounts that have been Offset and Amounts that are Available for Offset (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Disclosure of detailed information about financial instruments [line items]
Gross amount recognized, Financial assets	$ 7,232.4	₨ 528,763.9	₨ 411,000.9
Gross amount recognized as set off in the balance sheet, Financial assets	(326.2)	(23,846.6)	(67,771.4)
Net amount presented in the balance sheet, Financial assets	6,906.2	504,917.3	343,229.5
Amounts subject to an enforceable master netting arrangement, Financial instruments, Financial assets	(503.3)	(36,793.4)	(36,314.6)
Net amount after offsetting, Financial assets	6,402.9	468,123.9	306,914.9
Gross amount recognized, Financial liabilities	12,878.7	941,561.1	943,783.6
Gross amount recognized as set off in the balance sheet, Financial liabilities	(326.2)	(23,846.6)	(67,771.4)
Gross amount recognized as set off in the balance sheet, Financial liabilities	12,552.5	917,714.5	876,012.2
Amounts subject to an enforceable master netting arrangement, Financial instruments, Financial liabilities	(503.3)	(36,793.4)	(36,314.6)
Net amount after offsetting, Financial liabilities	$ 12,049.2	880,921.1	839,697.6
Derivative financial instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Gross amount recognized, Financial assets		61,126.4	46,824.6
Net amount presented in the balance sheet, Financial assets		61,126.4	46,824.6
Amounts subject to an enforceable master netting arrangement, Financial instruments, Financial assets		(36,793.4)	(36,314.6)
Net amount after offsetting, Financial assets		24,333.0	10,510.0
Gross amount recognized, Financial liabilities		44,796.1	75,364.7
Gross amount recognized as set off in the balance sheet, Financial liabilities		44,796.1	75,364.7
Amounts subject to an enforceable master netting arrangement, Financial instruments, Financial liabilities		(36,793.4)	(36,314.6)
Net amount after offsetting, Financial liabilities		8,002.7	39,050.1
Trade receivables [Member]
Disclosure of detailed information about financial instruments [line items]
Gross amount recognized, Financial assets		128,821.6	113,051.3
Gross amount recognized as set off in the balance sheet, Financial assets		(2,030.8)	(1,324.4)
Net amount presented in the balance sheet, Financial assets		126,790.8	111,726.9
Net amount after offsetting, Financial assets		126,790.8	111,726.9
Cash and cash equivalent [Member]
Disclosure of detailed information about financial instruments [line items]
Gross amount recognized, Financial assets		338,815.9	251,125.0
Gross amount recognized as set off in the balance sheet, Financial assets		(21,815.8)	(66,447.0)
Net amount presented in the balance sheet, Financial assets		317,000.1	184,678.0
Net amount after offsetting, Financial assets		317,000.1	184,678.0
Accounts payable [Member]
Disclosure of detailed information about financial instruments [line items]
Gross amount recognized, Financial liabilities		741,770.4	706,996.3
Gross amount recognized as set off in the balance sheet, Financial liabilities		(2,030.8)	(1,324.4)
Gross amount recognized as set off in the balance sheet, Financial liabilities		739,739.6	705,671.9
Net amount after offsetting, Financial liabilities		739,739.6	705,671.9
Loans from banks/financial institutions (short-term) [member]
Disclosure of detailed information about financial instruments [line items]
Gross amount recognized, Financial liabilities		154,994.6	161,422.6
Gross amount recognized as set off in the balance sheet, Financial liabilities		(21,815.8)	(66,447.0)
Gross amount recognized as set off in the balance sheet, Financial liabilities		133,178.8	94,975.6
Net amount after offsetting, Financial liabilities		₨ 133,178.8	₨ 94,975.6